Gross investment in lease - Schedule of Gross Investment in Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Gross investment in lease	$ 80,123	$ 95,798
Current portion	(21,170)	(15,977)
Gross investment in lease, non-current portion	$ 58,953	$ 79,821